COLUMBIA FUNDS SERIES TRUST I

Columbia Intermediate Bond Fund

(the “Fund”)

Supplement dated November 8, 2012 to the

Prospectus dated November 8, 2012

Portfolio Manager Change

Alexander Powers, a portfolio manager of the Fund, has announced that he plans to retire from Columbia Management Investment Advisers, LLC, the Fund’s investment manager, in January 2013. Until then, Mr. Powers will continue to serve as a portfolio manager of the Fund with Carl Pappo, Brian Lavin and Michael Zazzarino.

Shareholders should retain this Supplement for future reference.

C-1187-70 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Bond Fund

(the “Fund”)

Supplement dated November 8, 2012 to the

Prospectus dated November 8, 2012

Portfolio Manager Change

Alexander Powers, a portfolio manager of the Fund, has announced that he plans to retire from Columbia Management Investment Advisers, LLC, the Fund’s investment manager, in January 2013. Until then, Mr. Powers will continue to serve as the lead portfolio manager of the Fund with the co-managers of the Fund, Carl Pappo and Michael Zazzarino. Effective on Mr. Powers’ retirement, Mr. Pappo will become lead portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

C-1084-70 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Value Fund I

(the “Fund”)

Supplement dated November 8, 2012 to the

Prospectus dated November 8, 2012

Portfolio Manager Change

Stephen D. Barbaro, co-manager of the Fund, has announced that he plans to retire from Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, at the end of 2012. Until then, Mr. Barbaro will continue to serve as a portfolio manager of the Fund with Jeremy H. Javidi and John S. Barrett.

Shareholders should retain this Supplement for future reference.

C-1362-70 A (11/12)